Income tax (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		36 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)
Income tax
Income tax rate (as a percent)			25.00%
Withholding tax rate			10.00%
Effective income tax rate	15.30%	18.40%	15.20%	18.30%
Undistributed earnings that may be subject to the withholding tax								$ 366,852	¥ 2,622,150
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries								$ 36,685	¥ 262,215
Interest and penalties related to unrecognized tax benefits	¥ 0		¥ 0
Beijing Jiachenhong
Income tax
Income tax rate (as a percent)						15.00%
Guangzhou Nuoya
Income tax
Income tax rate (as a percent)							15.00%
Future Income tax rate under application (as a percent)			15.00%
Zhejiang Lukou
Income tax
Income tax rate (as a percent)					15.00%